Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of financial assets [line items]
Value at risk	£ 22.7	£ 29.4	£ 31.0
Average
Disclosure of financial assets [line items]
Value at risk	30.8	29.2	32.8
Maximum
Disclosure of financial assets [line items]
Value at risk	40.5	37.3	37.8
Minimum
Disclosure of financial assets [line items]
Value at risk	22.5	22.5	29.1
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	19.5	28.7	29.6
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	29.1	25.6	27.6
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	37.6	33.1	34.6
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	19.1	18.0	20.6
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	5.9	9.0	8.0
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	6.8	9.0	10.9
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	11.9	10.3	12.7
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	4.2	7.2	7.9
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(2.7)	(8.4)	(6.6)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	(5.1)	(5.5)	(5.7)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk	0.0	0.0	0.0
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk	£ 0.0	£ 0.0	£ 0.0